Disclosure of indirect measurement of fair value of goods or services received, share options granted during period, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Expected volatility			36.90%
Expected life (years) | yr			4.8
Risk-free annual interest rate			1.70%
Expected dividends			5.00%
Weighted average share price at the date of grant (US$)			$ 5.06
Weighted average exercise price (US$)	$ 0	$ 0	$ 5.08
Weighted average fair value of each share option granted by the Company (US$) | $			$ 1.03